Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2013	$ 2,820
2014	1,272
2015	981
2016	1,638
2017 and after	15,790
Long-term debt, noncurrent	$ 22,501	$ 21,538